Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000249165
Shareholder Report [Line Items]
Fund Name	Anydrus Advantage ETF
Trading Symbol	NDOW
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information Phone Number	1-877-694-3532
Additional Information Website	https://anydrusfunds.com
Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.85%
AssetsNet	$ 59,599,240
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 619,581
InvestmentCompanyPortfolioTurnover	358.00%